VOYA PARTNERS, INC.

VY® Columbia Contrarian Core Portfolio

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

(each a “Portfolio” and together, the “Portfolios”)

Supplement dated February 17, 2026

to the Portfolios’ current Prospectus, dated May 1, 2025

(the “Prospectus”)

Effective January 15, 2026, J. Nicholas Smith, CFA, Harvey Liu, CFA, and Michael Welter, CFA were added as portfolio managers for VY® Columbia Contrarian Core Portfolio. In addition, effective March 31, 2026, Dante Pearson will be added as a portfolio manager and, effective December 31, 2026, Donald J. Peters will be removed as a portfolio manager for VY® T. Rowe Price Diversified Mid Cap Growth Portfolio.

1.Effective immediately, the sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in the VY® Columbia Contrarian Core Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Harvey Liu, CFA	Guy Pope, CFA
Portfolio Manager (since 1/2026)	Portfolio Manager (since 4/2013)
J. Nicholas Smith, CFA	Michael Welter, CFA
Portfolio Manager (since 1/2026)	Portfolio Manager (since 1/2026)

2.Effective March 31, 2026, the sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in the VY® T. Rowe Price Diversified Mid Cap Growth Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Dante Pearson	Donald J. Peters
Portfolio Manager (since 3/2026)	Portfolio Manager (since 11/2004)
Effective December 31, 2026
Portfolio Manager
Dante Pearson
Portfolio Manager (since 3/2026)

3.The table in the sub-section of the Prospectus entitled “Management of the Portfolios – Portfolio Management” is amended to include the following:

Portfolio	Investment Adviser or	Portfolio	Recent Professional
Manager	Sub-Adviser		Experience
Harvey Liu, CFA	CMIA	VY® Columbia	Mr. Liu, Senior Portfolio
		Contrarian Core Portfolio	Manager, joined one of
CMIA’s legacy firms or
acquired business lines in
2010 and began his investment
career in 1996.
Dante Pearson	T. Rowe Price	VY® T. Rowe Price	Mr. Pearson, Portfolio
		Diversified Mid Cap	Manager, joined T. Rowe
Growth Portfolio

1

Price in 2017. He has served
as an equity research
analyst and an associate
portfolio manager since
the beginning of 2024.
J. Nicholas Smith,	CMIA	VY® Columbia	Mr. Smith, Senior Portfolio
CFA		Contrarian Core Portfolio	Manager, joined one of
CMIA’s legacy firms or
acquired business lines in
2005 and began his investment
career in 2005.
Michael Welter,	CMIA	VY® Columbia	Mr. Welter, Senior Portfolio
CFA		Contrarian Core Portfolio	Manager, joined one of
CMIA’s legacy firms or
acquired business lines in
2006 and began his investment
career in 1998.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA PARTNERS, INC.

VY® Columbia Contrarian Core Portfolio

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

(each a “Portfolio” and together, the “Portfolios”)

Supplement dated February 17, 2026

to the Portfolios’ current Statement of Additional Information, dated May 1, 2025

(the “SAI”)

Effective January 15, 2026, J. Nicholas Smith, CFA, Harvey Liu, CFA, and Michael Welter, CFA were added as portfolio managers for VY® Columbia Contrarian Core Portfolio. In addition, effective March 31, 2026, Dante Pearson will be added as a portfolio manager and, effective December 31, 2026, Donald J. Peters will be removed as a portfolio manager for VY® T. Rowe Price Diversified Mid Cap Growth Portfolio.

The SAI is revised as follows:

1.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed – CMIA” is amended to include the following:

CMIA

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment
Vehicles
		Number of	Total Assets	Number	Total	Number	Total Assets
Portfolio		Accounts		of	Assets	of
Manager	Portfolio			Accounts		Accounts
Harvey	VY® Columbia	0	$0	0	$0	9	$6,950,000
Liu, CFA2	Contrarian Core
Portfolio
J.	VY® Columbia	0	$0	0	$0	21	$125,200,000
Nicholas	Contrarian Core
Smith,	Portfolio
CFA2
Michael	VY® Columbia	0	$0	0	$0	11	$7,570,000
Welter,	Contrarian Core
CFA2	Portfolio

2As of December 31, 2025.

2.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed – T. Rowe Price” is amended to include the following:

T. Rowe Price

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment Vehicles
		Number of	Total Assets	Number	Total	Number	Total
Portfolio		Accounts		of	Assets	of	Assets
Manager	Portfolio			Accounts		Accounts
Dante	VY® T. Rowe	0	$0	0	$0	0	$0
Pearson1	Price Diversified

1

Mid Cap Growth

Portfolio

3.The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

	Investment Adviser	Portfolio(s) Managed by the	Dollar Range of Shares
Portfolio Manager	or Sub-Adviser	Portfolio Manager	Owned
Harvey Liu, CFA1	CMIA	VY® Columbia Contrarian Core	None
Portfolio
Dante Pearson1	T. Rowe Price	VY® T. Rowe Price Diversified	None
Mid Cap Growth Portfolio
J. Nicholas Smith, CFA1	CMIA	VY® Columbia Contrarian Core	None
Portfolio
Michael Welter, CFA1	CMIA	VY® Columbia Contrarian Core	None
Portfolio
1 As of December 31, 2025.

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